Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions	RELATED PARTY TRANSACTIONS
The Province is a shareholder of Hydro One with approximately 47.1% (2022 - 47.2%) ownership at December 31, 2023. The IESO, Ontario Power Generation Inc. (OPG), Ontario Electricity Financial Corporation (OEFC), and the OEB are related parties to Hydro One because they are controlled or significantly influenced by the Ministry of Energy. Ontario Charging Network (OCN LP) is a joint-venture limited partnership between OPG and a subsidiary of Hydro One. The following is a summary of the Company’s related party transactions during the years ended December 31, 2023 and 2022:

Year ended December 31 (millions of dollars)
Related Party	Transaction	2023	2022
Province	Dividends paid	330	312
IESO	Power purchased	2,297	2,374
	Revenues for transmission services	2,195	2,062
	Amounts related to electricity rebates	897	1,031
	Distribution revenues related to rural rate protection	250	247
	Distribution revenues related to supply of electricity to remote northern communities	46	35
	Distribution revenues related to Wataynikaneyap Power LP	54	—
	Funding received related to CDM programs	3	3
OPG	Power purchased	16	20
	Transmission revenues related to provision of services and supply of electricity	2	2
	Distribution revenues related to provision of services and supply of electricity	5	5
	Other revenues related to provision of services and supply of electricity	1	1
	Capital contribution received from OPG	5	5
	Costs related to the purchase of services	2	2
OEFC	Power purchased from power contracts administered by the OEFC	1	2
OEB	OEB fees	12	10
OCN LP1	Investment in OCN LP	—	4
1 OCN LP owns and operates electric vehicle fast charging stations across Ontario, under the Ivy Charging Network brand.
Sales to and purchases from related parties are based on the requirements of the OEB’s Affiliate Relationships Code. Outstanding balances at period end are interest-free and settled in cash. Invoices are issued monthly, and amounts are due and paid on a monthly basis.